Semi-Annual Report

March 31, 2017

SPDR® S&P® 500 ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC (formerly known as State Street Global Markets, LLC). SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC (formerly known as State Street Global Markets, LLC). SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500 ETF Trust

Semi-Annual Report

March 31, 2017

(Unaudited)

SPDR S&P 500 ETF Trust

Schedule of Investments

March 31, 2017 (Unaudited)

Common Stocks	Shares	Value

3M Co.	7,055,995	$1,350,023,523
Abbott Laboratories	20,454,676	908,392,161
AbbVie, Inc.	18,860,595	1,228,956,370
Accenture PLC Class A	7,370,368	883,559,716
Activision Blizzard, Inc.	8,188,763	408,291,723
Acuity Brands, Inc.	509,774	103,993,896
Adobe Systems, Inc.(a)	5,858,071	762,310,779
Advance Auto Parts, Inc.	857,528	127,137,101
Advanced Micro Devices, Inc.(a)	9,084,780	132,183,549
AES Corp.	7,694,977	86,029,843
Aetna, Inc.	4,141,554	528,255,213
Affiliated Managers Group, Inc.	671,450	110,077,513
Aflac, Inc.	4,750,293	344,016,219
Agilent Technologies, Inc.	3,820,482	201,988,883
Air Products & Chemicals, Inc.	2,565,023	347,021,962
Akamai Technologies, Inc.(a)	2,052,113	122,511,146
Alaska Air Group, Inc.	1,443,465	133,116,342
Albemarle Corp.	1,309,685	138,355,123
Alexandria Real Estate Equities, Inc. REIT	1,067,888	118,022,982
Alexion Pharmaceuticals, Inc.(a)	2,658,891	322,363,945
Allegion PLC	1,121,063	84,864,469
Allergan PLC	3,960,029	946,130,129
Alliance Data Systems Corp.	662,123	164,868,627
Alliant Energy Corp.	2,636,253	104,421,981
Allstate Corp.	4,321,377	352,149,012
Alphabet, Inc. Class A(a)	3,516,999	2,981,711,752
Alphabet, Inc. Class C(a)	3,502,489	2,905,524,775
Altria Group, Inc.	23,015,911	1,643,796,364
Amazon.com, Inc.(a)	4,687,992	4,156,092,428
Ameren Corp.	2,842,998	155,199,261
American Airlines Group, Inc.	5,964,956	252,317,639
American Electric Power Co., Inc.	5,820,226	390,711,771
American Express Co.	8,958,788	708,729,719
American International Group, Inc.	11,006,931	687,162,702
American Tower Corp. REIT	5,056,554	614,573,573
American Water Works Co., Inc.	2,075,392	161,403,236
Ameriprise Financial, Inc.	1,822,825	236,383,946
AmerisourceBergen Corp.	1,966,617	174,045,605
AMETEK, Inc.	2,739,040	148,127,283
Amgen, Inc.	8,715,676	1,429,980,961
Amphenol Corp. Class A	3,640,719	259,109,971
Anadarko Petroleum Corp.	6,595,101	408,896,262
Analog Devices, Inc.	4,308,310	353,066,004

Common Stocks	Shares	Value

Anthem, Inc.	3,129,485	$517,554,229
Aon PLC	3,103,048	368,300,767
Apache Corp.	4,478,392	230,144,565
Apartment Investment & Management Co. Class A REIT	1,828,264	81,083,508
Apple, Inc.	62,085,239	8,919,165,435
Applied Materials, Inc.	12,746,326	495,832,081
Archer-Daniels-Midland Co.	6,758,931	311,181,183
Arconic, Inc.	5,115,196	134,734,263
Arthur J Gallagher & Co.	2,067,824	116,914,769
Assurant, Inc.	658,206	62,970,568
AT&T, Inc.	72,694,702	3,020,464,868
Autodesk, Inc.(a)	2,319,335	200,552,897
Automatic Data Processing, Inc.	5,338,053	546,563,247
AutoNation, Inc.(a)	850,362	35,961,809
AutoZone, Inc.(a)	340,782	246,402,425
AvalonBay Communities, Inc. REIT	1,625,463	298,435,007
Avery Dennison Corp.	1,043,897	84,138,098
Baker Hughes, Inc.	4,991,039	298,563,953
Ball Corp.	2,037,921	151,336,013
Bank of America Corp.	118,648,015	2,798,906,674
Bank of New York Mellon Corp.	12,276,186	579,804,265
Baxter International, Inc.	5,781,563	299,831,857
BB&T Corp.	9,607,096	429,437,191
Becton Dickinson and Co.	2,506,148	459,727,789
Bed Bath & Beyond, Inc.	1,806,308	71,276,914
Berkshire Hathaway, Inc. Class B(a)	22,481,169	3,747,161,249
Best Buy Co., Inc.	3,273,886	160,911,497
Biogen, Inc.(a)	2,565,608	701,488,539
BlackRock, Inc.	1,433,791	549,873,186
Boeing Co.	6,741,245	1,192,256,591
BorgWarner, Inc.	2,362,918	98,746,343
Boston Properties, Inc. REIT	1,800,242	238,370,043
Boston Scientific Corp.(a)	16,071,271	399,692,510
Bristol-Myers Squibb Co.	19,799,418	1,076,692,351
Broadcom, Ltd.	4,747,557	1,039,525,081
Brown-Forman Corp. Class B	2,151,608	99,361,257
C.H. Robinson Worldwide, Inc.	1,669,101	129,004,816
C.R. Bard, Inc.	859,717	213,674,063
CA, Inc.	3,710,330	117,691,668
Cabot Oil & Gas Corp.	5,625,520	134,506,183
Campbell Soup Co.	2,286,496	130,879,031
Capital One Financial Corp.	5,694,860	493,516,568
Cardinal Health, Inc.	3,733,038	304,429,249

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Common Stocks	Shares	Value

CarMax, Inc.(a)	2,277,867	$134,895,284
Carnival Corp.	4,950,291	291,621,643
Caterpillar, Inc.	6,942,286	643,966,449
CBOE Holdings, Inc.	1,064,384	86,289,611
CBRE Group, Inc. Class A(a)	3,542,788	123,253,595
CBS Corp. Class B	4,402,247	305,339,852
Celgene Corp.(a)	9,208,932	1,145,867,409
Centene Corp.(a)	1,999,031	142,450,949
CenterPoint Energy, Inc.	5,022,038	138,457,588
CenturyLink, Inc.	6,397,964	150,800,011
Cerner Corp.(a)	3,523,315	207,347,088
CF Industries Holdings, Inc.	2,731,389	80,166,267
Charles Schwab Corp.	14,380,731	586,877,632
Charter Communications, Inc. Class A(a)	2,555,484	836,461,023
Chesapeake Energy Corp.(a)	8,760,541	52,037,614
Chevron Corp.	22,408,537	2,406,004,618
Chipotle Mexican Grill, Inc.(a)	342,887	152,763,016
Chubb, Ltd.	5,513,258	751,181,402
Church & Dwight Co., Inc.	3,027,349	150,973,895
Cigna Corp.	3,030,125	443,883,011
Cimarex Energy Co.	1,107,052	132,281,643
Cincinnati Financial Corp.	1,769,341	127,870,274
Cintas Corp.	1,012,662	128,142,249
Cisco Systems, Inc.	59,273,354	2,003,439,365
Citigroup, Inc.	32,781,429	1,960,985,083
Citizens Financial Group, Inc.	6,149,502	212,465,294
Citrix Systems, Inc.(a)	1,818,580	151,651,386
Clorox Co.	1,510,614	203,676,086
CME Group, Inc.	4,005,156	475,812,533
CMS Energy Corp.	3,271,166	146,351,967
Coach, Inc.	3,259,635	134,720,715
Coca-Cola Co.	45,810,576	1,944,200,845
Cognizant Technology Solutions Corp. Class A(a)	7,204,466	428,809,816
Colgate-Palmolive Co.	10,459,228	765,510,897
Comcast Corp. Class A	56,012,810	2,105,521,528
Comerica, Inc.	2,082,013	142,784,452
Conagra Brands, Inc.	4,893,255	197,393,907
Concho Resources, Inc.(a)	1,753,904	225,096,039
ConocoPhillips	14,622,764	729,237,241
Consolidated Edison, Inc.	3,610,641	280,402,380
Constellation Brands, Inc. Class A	2,043,149	331,133,158
Cooper Cos., Inc.	571,712	114,279,512
Corning, Inc.	10,981,168	296,491,536
Costco Wholesale Corp.	5,195,902	871,300,806
Coty, Inc. Class A	5,568,566	100,958,102
Crown Castle International Corp. REIT	4,241,398	400,600,041

Common Stocks	Shares	Value

CSRA, Inc.	1,716,409	$50,273,620
CSX Corp.	11,053,555	514,542,985
Cummins, Inc.	1,853,734	280,284,581
CVS Health Corp.	12,133,419	952,473,391
D.R. Horton, Inc.	4,005,611	133,426,902
Danaher Corp.	7,221,570	617,660,882
Darden Restaurants, Inc.	1,442,269	120,674,647
DaVita, Inc.(a)	1,842,004	125,201,012
Deere & Co.	3,469,293	377,667,236
Delphi Automotive PLC	3,224,785	259,562,945
Delta Air Lines, Inc.	8,689,495	399,369,190
DENTSPLY SIRONA, Inc.	2,741,794	171,197,617
Devon Energy Corp.	6,140,499	256,181,618
Digital Realty Trust, Inc. REIT	1,869,524	198,898,658
Discover Financial Services	4,561,672	311,972,748
Discovery Communications, Inc. Class A(a)	1,754,955	51,051,641
Discovery Communications, Inc. Class C(a)	2,552,503	72,261,360
DISH Network Corp. Class A(a)	2,675,621	169,875,177
Dollar General Corp.	3,047,117	212,475,468
Dollar Tree, Inc.(a)	2,761,242	216,647,047
Dominion Resources, Inc.	7,397,305	573,808,949
Dover Corp.	1,809,933	145,428,117
Dow Chemical Co.	13,234,706	840,933,219
Dr. Pepper Snapple Group, Inc.	2,179,930	213,458,746
DTE Energy Co.	2,123,760	216,857,134
Duke Energy Corp.	8,283,009	679,289,568
Dun & Bradstreet Corp.	417,812	45,098,627
E*TRADE Financial Corp.(a)	3,281,905	114,505,665
E.I. du Pont de Nemours & Co.	10,235,011	822,178,434
Eastman Chemical Co.	1,740,440	140,627,552
Eaton Corp. PLC	5,358,984	397,368,664
eBay, Inc.(a)	11,961,513	401,547,991
Ecolab, Inc.	3,105,148	389,199,250
Edison International	3,856,286	306,998,928
Edwards Lifesciences Corp.(a)	2,497,376	234,928,160
Electronic Arts, Inc.(a)	3,649,860	326,735,467
Eli Lilly & Co.	11,465,609	964,372,373
Emerson Electric Co.	7,635,849	457,081,921
Entergy Corp.	2,123,250	161,282,070
Envision Healthcare Corp.(a)	1,373,018	84,193,464
EOG Resources, Inc.	6,800,904	663,428,185
EQT Corp.	2,024,752	123,712,347
Equifax, Inc.	1,419,458	194,096,687
Equinix, Inc. REIT	919,350	368,080,159
Equity Residential REIT	4,345,196	270,358,095
Essex Property Trust, Inc. REIT	764,592	177,025,986

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Common Stocks	Shares	Value

Estee Lauder Cos., Inc. Class A	2,606,673	$221,019,804
Eversource Energy	3,717,146	218,493,842
Exelon Corp.	10,897,681	392,098,562
Expedia, Inc.	1,425,304	179,830,606
Expeditors International of Washington, Inc.	2,125,163	120,050,458
Express Scripts Holding Co.(a)	7,167,747	472,426,205
Extra Space Storage, Inc. REIT	1,461,479	108,719,423
Exxon Mobil Corp.	49,080,086	4,025,057,853
F5 Networks, Inc.(a)	797,512	113,701,286
Facebook, Inc. Class A(a)	27,879,717	3,960,313,800
Fastenal Co.	3,386,012	174,379,618
Federal Realty Investment Trust REIT	853,436	113,933,706
FedEx Corp.	2,902,321	566,387,943
Fidelity National Information Services, Inc.	3,891,930	309,875,467
Fifth Third Bancorp	8,995,736	228,491,694
FirstEnergy Corp.	5,240,256	166,744,946
Fiserv, Inc.(a)	2,539,287	292,805,184
FLIR Systems, Inc.	1,601,950	58,118,746
Flowserve Corp.	1,519,355	73,567,169
Fluor Corp.	1,619,427	85,214,249
FMC Corp.	1,561,261	108,648,153
Foot Locker, Inc.	1,595,343	119,347,610
Ford Motor Co.	46,063,555	536,179,780
Fortive Corp.	3,563,205	214,576,205
Fortune Brands Home & Security, Inc.	1,786,863	108,730,614
Franklin Resources, Inc.	4,094,997	172,563,174
Freeport-McMoRan, Inc.(a)	15,631,057	208,830,922
Gap, Inc.	2,627,594	63,824,258
Garmin, Ltd.	1,368,177	69,927,526
General Dynamics Corp.	3,365,083	629,943,538
General Electric Co.	103,249,265	3,076,828,097
General Mills, Inc.	6,863,173	404,995,839
General Motors Co.	16,130,492	570,374,197
Genuine Parts Co.	1,751,809	161,884,670
GGP, Inc. REIT	6,805,566	157,753,020
Gilead Sciences, Inc.	15,469,477	1,050,686,878
Global Payments, Inc.	1,799,330	145,169,944
Goldman Sachs Group, Inc.	4,385,426	1,007,420,061
Goodyear Tire & Rubber Co.	3,103,400	111,722,400
H&R Block, Inc.	2,620,345	60,923,021
Halliburton Co.	10,261,875	504,986,869
Hanesbrands, Inc.	4,427,133	91,907,281
Harley-Davidson, Inc.	2,137,427	129,314,334
Harris Corp.	1,461,366	162,606,195
Hartford Financial Services Group, Inc.	4,458,160	214,303,751

Common Stocks	Shares	Value

Hasbro, Inc.	1,309,815	$130,745,733
HCA Holdings, Inc.(a)	3,448,286	306,862,971
HCP, Inc. REIT	5,473,997	171,226,626
Helmerich & Payne, Inc.	1,260,941	83,940,842
Henry Schein, Inc.(a)	959,971	163,166,271
Hershey Co.	1,663,795	181,769,604
Hess Corp.	3,148,483	151,788,365
Hewlett Packard Enterprise Co.	19,662,287	465,996,202
Hologic, Inc.(a)	3,260,158	138,719,723
Home Depot, Inc.	14,418,726	2,117,101,539
Honeywell International, Inc.	8,994,476	1,123,140,218
Hormel Foods Corp.	3,142,507	108,825,017
Host Hotels & Resorts, Inc. REIT	8,762,364	163,505,712
HP, Inc.	20,107,181	359,516,396
Humana, Inc.	1,767,730	364,399,862
Huntington Bancshares, Inc.	12,721,626	170,342,572
IDEXX Laboratories, Inc.(a)	1,058,211	163,610,003
Illinois Tool Works, Inc.	3,690,950	488,940,146
Illumina, Inc.(a)	1,724,701	294,302,979
Incyte Corp.(a)	2,084,875	278,685,241
Ingersoll-Rand PLC	3,071,902	249,807,071
Intel Corp.	55,929,492	2,017,376,776
Intercontinental Exchange, Inc.(b)	7,050,672	422,123,733
International Business Machines Corp.	10,158,523	1,769,005,195
International Flavors & Fragrances, Inc.	928,079	122,998,310
International Paper Co.	4,817,883	244,652,099
Interpublic Group of Cos., Inc.	4,683,638	115,076,986
Intuit, Inc.	2,876,662	333,664,025
Intuitive Surgical, Inc.(a)	434,326	332,897,849
Invesco, Ltd.	4,848,795	148,518,591
Iron Mountain, Inc. REIT	2,903,285	103,560,176
J.M. Smucker Co.	1,396,987	183,117,056
Jacobs Engineering Group, Inc.	1,428,627	78,974,501
JB Hunt Transport Services, Inc.	1,036,789	95,115,023
Johnson & Johnson	32,109,910	3,999,289,290
Johnson Controls International PLC	11,070,647	466,295,652
JPMorgan Chase & Co.	42,278,187	3,713,715,946
Juniper Networks, Inc.	4,480,398	124,689,476
Kansas City Southern	1,265,269	108,509,469
Kellogg Co.	2,953,975	214,488,125
KeyCorp	12,682,744	225,499,188
Kimberly-Clark Corp.	4,213,867	554,671,313
Kimco Realty Corp. REIT	4,919,978	108,682,314

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Common Stocks	Shares	Value

Kinder Morgan, Inc.	22,686,417	$493,202,706
KLA-Tencor Corp.	1,855,017	176,356,466
Kohl’s Corp.	2,083,257	82,934,461
Kraft Heinz Co.	7,039,556	639,262,080
Kroger Co.	10,933,398	322,425,907
L Brands, Inc.	2,904,615	136,807,367
L3 Technologies, Inc.	906,182	149,782,823
Laboratory Corp. of America Holdings(a)	1,199,643	172,112,781
Lam Research Corp.	1,921,659	246,664,149
Leggett & Platt, Inc.	1,581,194	79,565,682
Lennar Corp. Class A	2,406,205	123,173,634
Leucadia National Corp.	3,886,741	101,055,266
Level 3 Communications, Inc.(a)	3,458,213	197,878,948
Lincoln National Corp.	2,697,182	176,530,562
LKQ Corp.(a)	3,591,353	105,118,902
Lockheed Martin Corp.	2,954,814	790,708,226
Loews Corp.	3,260,924	152,513,415
Lowe’s Cos., Inc.	10,265,903	843,959,886
LyondellBasell Industries NV Class A	3,942,964	359,558,887
M&T Bank Corp.	1,824,803	282,351,768
Macerich Co. REIT	1,471,014	94,733,302
Macy’s, Inc.	3,613,496	107,104,021
Mallinckrodt PLC(a)	1,297,509	57,829,976
Marathon Oil Corp.	9,932,002	156,925,632
Marathon Petroleum Corp.	6,205,873	313,644,821
Marriott International, Inc. Class A	3,721,694	350,509,141
Marsh & McLennan Cos., Inc.	6,101,267	450,822,619
Martin Marietta Materials, Inc.	750,079	163,704,742
Masco Corp.	3,883,153	131,988,370
MasterCard, Inc. Class A	11,150,292	1,254,073,341
Mattel, Inc.	3,970,177	101,676,233
McCormick & Co., Inc.	1,345,665	131,269,621
McDonald’s Corp.	9,692,068	1,256,188,933
McKesson Corp.	2,502,938	371,085,588
Mead Johnson Nutrition Co.	2,175,691	193,810,554
Medtronic PLC	16,247,801	1,308,922,849
Merck & Co., Inc.	32,520,868	2,066,375,953
MetLife, Inc.	12,867,228	679,646,983
Mettler-Toledo International, Inc.(a)	308,330	147,662,320
Michael Kors Holdings, Ltd.(a)	1,938,494	73,876,006
Microchip Technology, Inc.	2,561,978	189,022,737
Micron Technology, Inc.(a)	12,291,863	355,234,841
Microsoft Corp.	91,458,345	6,023,446,602
Mid-America Apartment Communities, Inc. REIT	1,328,714	135,183,362

Common Stocks	Shares	Value

Mohawk Industries, Inc.(a)	741,694	$170,211,356
Molson Coors Brewing Co. Class B	2,156,976	206,444,173
Mondelez International, Inc. Class A	18,066,430	778,301,804
Monsanto Co.	5,169,458	585,182,646
Monster Beverage Corp.(a)	4,784,061	220,880,096
Moody’s Corp.	1,974,709	221,246,396
Morgan Stanley	17,022,588	729,247,670
Mosaic Co.	4,111,899	119,985,213
Motorola Solutions, Inc.	1,923,652	165,857,275
Murphy Oil Corp.	1,883,179	53,840,088
Mylan NV(a)	5,406,067	210,782,552
Nasdaq, Inc.	1,335,320	92,737,974
National Oilwell Varco, Inc.	4,482,945	179,721,265
Navient Corp.	3,576,146	52,783,915
NetApp, Inc.	3,205,972	134,169,928
Netflix, Inc.(a)	5,094,611	753,034,452
Newell Brands, Inc.	5,652,028	266,606,161
Newfield Exploration Co.(a)	2,313,933	85,407,267
Newmont Mining Corp.	6,216,510	204,896,170
News Corp. Class A	4,440,198	57,722,574
News Corp. Class B	1,296,515	17,502,953
NextEra Energy, Inc.	5,515,173	707,982,758
Nielsen Holdings PLC	3,950,119	163,179,416
NIKE, Inc. Class B	15,684,098	874,074,782
NiSource, Inc.	3,735,576	88,869,353
Noble Energy, Inc.	5,155,868	177,052,507
Nordstrom, Inc.	1,370,090	63,805,091
Norfolk Southern Corp.	3,473,239	388,898,571
Northern Trust Corp.	2,546,100	220,441,338
Northrop Grumman Corp.	2,079,963	494,698,400
NRG Energy, Inc.	3,654,199	68,333,521
Nucor Corp.	3,773,873	225,375,696
NVIDIA Corp.	6,980,546	760,390,876
O’Reilly Automotive, Inc.(a)	1,084,035	292,516,004
Occidental Petroleum Corp.	9,019,235	571,458,730
Omnicom Group, Inc.	2,788,245	240,374,601
ONEOK, Inc.	2,449,897	135,822,290
Oracle Corp.	35,474,717	1,582,527,125
PACCAR, Inc.	4,153,552	279,118,694
Parker-Hannifin Corp.	1,571,625	251,962,920
Patterson Cos., Inc.	974,791	44,089,797
Paychex, Inc.	3,798,439	223,728,057
PayPal Holdings, Inc.(a)	13,293,302	571,877,852
Pentair PLC	1,973,164	123,875,236
People’s United Financial, Inc.	3,617,580	65,839,956
PepsiCo, Inc.	16,913,037	1,891,892,319
PerkinElmer, Inc.	1,269,025	73,679,592
Perrigo Co. PLC	1,679,707	111,515,748

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Common Stocks	Shares	Value

Pfizer, Inc.	70,428,659	$2,409,364,424
PG&E Corp.	5,967,766	396,020,952
Philip Morris International, Inc.	18,363,314	2,073,218,151
Phillips 66	5,244,699	415,485,055
Pinnacle West Capital Corp.	1,296,693	108,118,262
Pioneer Natural Resources Co.	2,010,060	374,333,474
PNC Financial Services Group, Inc.	5,742,592	690,489,262
PPG Industries, Inc.	3,041,707	319,622,572
PPL Corp.	8,045,584	300,824,386
Praxair, Inc.	3,368,293	399,479,550
Priceline Group, Inc.(a)	582,675	1,037,144,020
Principal Financial Group, Inc.	3,150,631	198,836,322
Procter & Gamble Co.	30,238,437	2,716,923,564
Progressive Corp.	6,821,371	267,261,316
Prologis, Inc. REIT	6,238,924	323,675,377
Prudential Financial, Inc.	5,075,738	541,479,730
Public Service Enterprise Group, Inc.	5,991,852	265,738,636
Public Storage REIT	1,760,432	385,376,169
PulteGroup, Inc.	3,383,808	79,688,678
PVH Corp.	953,599	98,668,889
Qorvo, Inc.(a)	1,498,594	102,743,605
QUALCOMM, Inc.	17,482,774	1,002,462,261
Quanta Services, Inc.(a)	1,770,940	65,719,583
Quest Diagnostics, Inc.	1,653,739	162,380,632
Ralph Lauren Corp.	675,577	55,140,595
Range Resources Corp.	2,209,070	64,283,937
Raymond James Financial, Inc.	1,536,306	117,158,696
Raytheon Co.	3,484,659	531,410,497
Realty Income Corp. REIT	3,211,261	191,166,367
Red Hat, Inc.(a)	2,130,509	184,289,029
Regency Centers Corp.	1,728,440	114,751,132
Regeneron Pharmaceuticals, Inc.(a)	900,081	348,790,388
Regions Financial Corp.	14,525,902	211,061,356
Republic Services, Inc.	2,770,461	174,012,655
Reynolds American, Inc.	9,760,378	615,099,022
Robert Half International, Inc.	1,525,788	74,504,228
Rockwell Automation, Inc.	1,530,235	238,272,892
Rockwell Collins, Inc.	1,525,316	148,199,703
Roper Technologies, Inc.	1,205,779	248,981,306
Ross Stores, Inc.	4,716,814	310,696,538
Royal Caribbean Cruises, Ltd.	1,972,714	193,542,971
Ryder System, Inc.	624,590	47,119,070
S&P Global, Inc.	3,058,437	399,860,053
salesforce.com, Inc.(a)	7,754,749	639,689,245
SCANA Corp.	1,667,847	108,993,801
Schlumberger, Ltd.	16,501,926	1,288,800,421

Common Stocks	Shares	Value

Scripps Networks Interactive, Inc. Class A	1,108,988	$86,911,390
Seagate Technology PLC	3,457,279	158,792,824
Sealed Air Corp.	2,308,680	100,612,274
Sempra Energy	2,958,947	326,963,644
Sherwin-Williams Co.	960,784	298,025,589
Signet Jewelers, Ltd.	820,921	56,865,198
Simon Property Group, Inc. REIT	3,786,621	651,412,411
Skyworks Solutions, Inc.	2,230,125	218,507,648
SL Green Realty Corp. REIT	1,169,700	124,713,414
Snap-on, Inc.	678,814	114,495,557
Southern Co.	11,732,450	584,041,361
Southwest Airlines Co.	7,266,218	390,631,880
Southwestern Energy Co.(a)	5,794,061	47,337,478
Stanley Black & Decker, Inc.	1,806,593	240,042,012
Staples, Inc.	7,549,465	66,208,808
Starbucks Corp.	17,250,911	1,007,280,693
State Street Corp.(c)	4,249,059	338,267,587
Stericycle, Inc.(a)	991,500	82,185,435
Stryker Corp.	3,674,798	483,787,157
SunTrust Banks, Inc.	5,877,599	325,031,225
Symantec Corp.	7,356,100	225,685,148
Synchrony Financial	9,114,766	312,636,474
Synopsys, Inc.(a)	1,773,219	127,902,286
Sysco Corp.	5,938,407	308,322,091
T Rowe Price Group, Inc.	2,906,781	198,097,125
Target Corp.	6,630,398	365,931,666
TE Connectivity, Ltd.	4,185,554	312,033,051
TechnipFMC PLC(a)	5,535,553	179,905,473
TEGNA, Inc.	2,551,669	65,373,760
Teradata Corp.(a)	1,544,461	48,063,626
Tesoro Corp.	1,404,432	113,843,258
Texas Instruments, Inc.	11,832,283	953,208,718
Textron, Inc.	3,159,221	150,347,327
Thermo Fisher Scientific, Inc.	4,620,021	709,635,226
Tiffany & Co.	1,289,028	122,844,368
Time Warner, Inc.	9,165,901	895,600,187
TJX Cos., Inc.	7,737,857	611,909,732
Torchmark Corp.	1,311,405	101,030,641
Total System Services, Inc.	1,974,735	105,569,333
Tractor Supply Co.	1,558,732	107,505,746
TransDigm Group, Inc.	588,901	129,652,444
Transocean, Ltd.(a)	4,563,856	56,820,007
Travelers Cos., Inc.	3,309,793	398,962,448
TripAdvisor, Inc.(a)	1,330,099	57,407,073
Twenty-First Century Fox, Inc. Class A	12,512,201	405,270,190
Twenty-First Century Fox, Inc. Class B	5,673,573	180,306,150

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Common Stocks	Shares	Value

Tyson Foods, Inc. Class A	3,428,251	$211,557,369
UDR, Inc. REIT	3,117,508	113,040,840
Ulta Salon Cosmetics & Fragrance, Inc.(a)	689,158	196,568,536
Under Armour, Inc. Class A(a)	2,123,031	41,993,553
Under Armour, Inc. Class C(a)	2,136,209	39,092,625
Union Pacific Corp.	9,630,481	1,020,060,548
United Continental Holdings, Inc.(a)	3,406,735	240,651,760
United Parcel Service, Inc. Class B	8,137,089	873,109,650
United Rentals, Inc.(a)	994,314	124,338,966
United Technologies Corp.	8,868,238	995,104,986
UnitedHealth Group, Inc.	11,383,333	1,866,980,445
Universal Health Services, Inc. Class B	1,050,118	130,687,185
Unum Group	2,777,059	130,216,297
US Bancorp	18,856,944	971,132,616
Valero Energy Corp.	5,342,965	354,185,150
Varian Medical Systems, Inc.(a)	1,109,968	101,151,384
Ventas, Inc. REIT	4,179,184	271,814,127
VeriSign, Inc.(a)	1,053,392	91,760,977
Verisk Analytics, Inc.(a)	1,809,319	146,808,144
Verizon Communications, Inc.	48,248,943	2,352,135,971
Vertex Pharmaceuticals, Inc.(a)	2,940,522	321,546,081
VF Corp.	3,910,149	214,940,891
Viacom, Inc. Class B	4,047,598	188,699,019
Visa, Inc. Class A	22,042,129	1,958,884,004
Vornado Realty Trust REIT	2,070,361	207,677,912
Vulcan Materials Co.	1,556,064	187,474,591
W.W. Grainger, Inc.	640,313	149,039,254
Wal-Mart Stores, Inc.	17,823,945	1,284,749,956
Walgreens Boots Alliance, Inc.	10,112,212	839,819,207
Walt Disney Co.	17,217,690	1,952,313,869
Waste Management, Inc.	4,829,118	352,139,285

Common Stocks	Shares	Value

Waters Corp.(a)	946,449	$147,939,443
WEC Energy Group, Inc.	3,697,911	224,204,344
Wells Fargo & Co.	53,297,029	2,966,512,634
Welltower, Inc. REIT	4,278,418	302,997,563
Western Digital Corp.	3,410,187	281,442,733
Western Union Co.	5,823,671	118,511,705
WestRock Co.	2,957,089	153,857,341
Weyerhaeuser Co. REIT	8,865,706	301,256,690
Whirlpool Corp.	898,237	153,894,945
Whole Foods Market, Inc.	3,775,987	112,222,334
Williams Cos., Inc.	9,776,533	289,287,611
Willis Towers Watson PLC	1,523,955	199,470,470
Wyndham Worldwide Corp.	1,242,247	104,709,000
Wynn Resorts, Ltd.	947,683	108,613,949
Xcel Energy, Inc.	5,950,912	264,518,038
Xerox Corp.	10,051,700	73,779,478
Xilinx, Inc.	2,973,769	172,151,487
XL Group, Ltd.	3,174,452	126,533,657
Xylem, Inc.	2,079,603	104,437,663
Yahoo!, Inc.(a)	10,359,816	480,799,061
Yum! Brands, Inc.	3,976,468	254,096,305
Zimmer Biomet Holdings, Inc.	2,380,503	290,683,221
Zions Bancorp	2,388,279	100,307,718
Zoetis, Inc.	5,868,246	313,188,289

Total Common Stocks (Cost $239,771,501,518)		$239,941,574,841

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Bank and Trust Company (the “Trustee”). See the table below for more information.

REIT = Real Estate Investment Trust

PLC = Public Limited Company

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$239,941,574,841	$—	$—	$239,941,574,841

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust (the “Trust”) has invested in State Street Corp., which is considered an affiliate of State Street Bank and Trust Company (the “Trustee”), and Intercontinental Exchange, Inc. (“ICE”), which is considered an affiliate of PDR Services LLC (the “Sponsor”). Amounts related to these investments at March 31, 2017, and for the six months then ended, are (Note 3):

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased*	Shares Sold*	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
Intercontinental Exchange, Inc.**	6,243,985	$336,375,960	3,791,278	2,984,591	7,050,672	$422,123,733	$2,577,308	$27,789,563
State Street Corp.	3,879,436	270,125,129	2,275,685	1,906,062	4,249,059	338,267,587	3,246,167	9,742,240

TOTAL		$606,501,089				$760,391,320	$5,823,475	$37,531,803

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

**	Adjusted for 5-for-1 stock split on November 4, 2016.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Portfolio Statistics (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	6.4%
Oil, Gas & Consumable Fuels	5.6
Pharmaceuticals	5.0
Software	4.7
Internet Software & Services	4.6
Technology Hardware, Storage & Peripherals	4.4
IT Services	3.5
Semiconductors & Semiconductor Equipment	3.3
Media	3.1
Health Care Providers & Services	2.9
Insurance	2.8
Real Estate Investment Trusts (REITs)	2.8
Biotechnology	2.7
Capital Markets	2.6
Health Care Equipment & Supplies	2.6
Specialty Retail	2.6
Diversified Telecommunication Services	2.5
Industrial Conglomerates	2.5
Internet & Catalog Retail	2.5
Aerospace & Defense	2.4
Chemicals	2.2
Beverages	2.0
Electric Utilities	2.0
Food & Staples Retailing	1.9
Tobacco	1.9
Household Products	1.8
Food Products	1.7
Diversified Financial Services	1.6
Hotels, Restaurants & Leisure	1.5
Machinery	1.5
Communications Equipment	1.1
Energy Equipment & Services	1.0
Multi-Utilities	1.0
Air Freight & Logistics	0.8
Road & Rail	0.8
Airlines	0.7
Consumer Finance	0.7
Life Sciences Tools & Services	0.7
Electrical Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Automobiles	0.5
Household Durables	0.5
Multiline Retail	0.4
Building Products	0.3
Commercial Services & Supplies	0.3
Containers & Packaging	0.3
Electronic Equipment, Instruments & Components	0.3

INDUSTRY	PERCENT OF NET ASSETS
Metals & Mining	0.3%
Professional Services	0.3
Trading Companies & Distributors	0.3
Construction Materials	0.2
Auto Components	0.1
Distributors	0.1
Health Care Technology	0.1
Leisure Equipment & Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Construction & Engineering	0.0	**
Diversified Consumer Services	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Other Assets in Excess of Liabilities	0.0	**

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$239,181,183,521
Investments in affiliates of the Trustee and the Sponsor, at value	760,391,320

Total Investments	239,941,574,841
Cash	928,820,843
Dividends receivable — unaffiliated issuers (Note 2)	251,026,352
Dividends receivable — affiliated issuers (Note 2)	1,621,949

Total Assets	241,123,043,985

LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	352,150
Accrued Trustee expense (Note 3)	12,040,962
Accrued Marketing expense (Note 3)	3,963,869
Distribution payable	1,048,751,261
Accrued expenses and other liabilities	29,649,398

Total Liabilities	1,094,757,640

NET ASSETS	$240,028,286,345

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$246,950,707,093
Distribution in excess of net investment income	(1,054,903,873)
Accumulated net realized gain (loss) on investments	(6,037,590,198)
Net unrealized appreciation (depreciation) on investments	170,073,323

NET ASSETS	$240,028,286,345

NET ASSET VALUE PER UNIT	$235.73

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	1,018,232,116

COST OF INVESTMENTS:
Unaffiliated issuers	$239,047,662,038
Affiliates of the Trustee and the Sponsor (Note 3)	723,839,480

Total Cost of Investments	$239,771,501,518

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$2,380,111,413	$3,945,216,356	$4,005,208,734	$3,282,246,167
Dividend income — affiliates of the Trustee and the Sponsor	5,823,475	9,522,352	8,629,447	7,737,949
Foreign taxes withheld	(9,787)	(1,701)	(400,124)	(55,714)

Total Investment Income (loss)	2,385,925,101	3,954,737,007	4,013,438,057	3,289,928,402
EXPENSES
Trustee expense (Note 3)	61,689,454	103,362,752	105,581,093	94,051,423
S&P license fee (Note 3)	33,101,931	55,221,522	55,780,384	49,409,863
Marketing expense (Note 3)	13,000,215	36,504,376	36,786,924	32,539,910
Legal and audit fees	205,644	384,056	558,523	31,642
Other expenses	1,016,546	2,221,602	3,771,679	2,594,912

Total Expenses	109,013,790	197,694,308	202,478,603	178,627,750
Trustee expense waiver	(5,685,115)	(25,222,398)	(28,513,292)	(24,863,548)

Net Expenses	103,328,675	172,471,910	173,965,311	153,764,202

NET INVESTMENT INCOME (LOSS)	2,282,596,426	3,782,265,097	3,839,472,746	3,136,164,200

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,941,462,262	10,253,193,589	20,747,712,041	19,553,859,588
Investments — affiliates of the Trustee and the Sponsor	37,531,803	26,620,667	50,429,127	71,893,864

Net realized gain (loss)	8,978,994,065	10,279,814,256	20,798,141,168	19,625,753,452

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,906,368,713	10,942,349,396	(25,396,805,455)	4,246,483,070
Investments — affiliates of the Trustee and the Sponsor	41,406,873	24,374,172	(34,779,514)	(15,568,822)

Net change in unrealized appreciation/depreciation	9,947,775,586	10,966,723,568	(25,431,584,969)	4,230,914,248

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,926,769,651	21,246,537,824	(4,633,443,801)	23,856,667,700

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$21,209,366,077	$25,028,802,921	$(793,971,055)	$26,992,831,900

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,282,596,426	$3,782,265,097	$3,839,472,746	$3,136,164,200
Net realized gain (loss)	8,978,994,065	10,279,814,256	20,798,141,168	19,625,753,452
Net change in unrealized appreciation/depreciation	9,947,775,586	10,966,723,568	(25,431,584,969)	4,230,914,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,209,366,077	25,028,802,921	(793,971,055)	26,992,831,900

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	66,807,844	21,466,005	69,539,438	62,384,940

DISTRIBUTIONS TO UNITHOLDERS FROM: NET INVESTMENT INCOME	(2,351,809,806)	(3,930,525,113)	(3,768,615,848)	(3,236,399,773)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	249,503,711,766	432,172,352,001	515,823,857,164	384,831,248,199
Cost of Units redeemed	(225,613,945,656)	(422,673,566,737)	(524,519,686,326)	(373,296,420,608)
Net income equalization (Note 2)	(66,807,844)	(21,466,005)	(69,539,438)	(62,384,940)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	23,822,958,266	9,477,319,259	(8,765,368,600)	11,472,442,651
Contribution by Trustee (Note 3)	—	—	26,920,521	—

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	42,747,322,381	30,597,063,072	(13,231,495,544)	35,291,259,718
NET ASSETS AT BEGINNING OF PERIOD	197,280,963,964	166,683,900,892	179,915,396,436	144,624,136,718

NET ASSETS AT END OF PERIOD	$240,028,286,345	$197,280,963,964	$166,683,900,892	$179,915,396,436

DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME	$(1,054,903,873)	$(985,690,493)	$(919,630,875)	$(804,394,943)

UNIT TRANSACTIONS:
Units sold	1,104,350,000	2,107,450,000	2,537,300,000	2,061,700,000
Units redeemed	(997,750,000)	(2,065,000,000)	(2,581,500,000)	(2,009,400,000)

NET INCREASE (DECREASE)	106,600,000	42,450,000	(44,200,000)	52,300,000

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a unit outstanding throughout each period

	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$216.40		$191.77	$196.98		$167.96	$144.00	$113.12

Income (loss) from investment operations:
Net investment income (loss)(a)	2.35		4.27	4.28		3.60	3.36	2.77
Net realized and unrealized gain (loss)	19.27		24.76	(5.47)		29.03	23.91	30.80

Total from investment operations	21.62		29.03	(1.19)		32.63	27.27	33.57

Net equalization credits and charges(a)	0.07		0.02	0.08		0.07	0.08	0.16

Contribution by Trustee	—		—	0.03	(b)	—	—	—

Less distributions from:
Net investment income	(2.36)		(4.42)	(4.13)		(3.68)	(3.39)	(2.85)

Net asset value, end of period	$235.73		$216.40	$191.77		$196.98	$167.96	$144.00

Total return(c)	10.04%		15.30%	(0.64	)%(d)	19.57%	19.09%	29.96%

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$240,028,286		$197,280,964	$166,683,901		$179,915,396	$144,624,137	$118,164,619
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.10	%(e)	0.11%	0.11%		0.11%	0.11%	0.11%
Total expenses (excluding Trustee earnings credit)	0.10	%(e)	0.11%	0.11%		0.11%	0.11%	0.11%
Net expenses(f)	0.09	%(e)	0.09%	0.09%		0.09%	0.09%	0.09%
Net investment income (loss)	2.09	%(e)	2.07%	2.09%		1.93%	2.15%	2.08%
Portfolio turnover rate(g)	1%		4%	3%		4%	3%	4%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Contribution paid by the Trustee in the amount of $26,920,521. (See Note 3).
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Total return would have been lower by 0.01% if the Trustee had not made a contribution. (See Note 3).
(e)	The ratios for periods less than one year are annualized.
(f)	Net of expenses waived by the Trustee.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

March 31, 2017 (Unaudited)

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the S&P 500® Index. Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company (“SSBT”), as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

On November 13, 2013, the Sponsor became an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”), following the acquisition of NYSE Holdings LLC (the parent company of the Sponsor) by ICE. ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board, Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the Trust’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Trust’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust. Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the Trust’s underlying index, S&P 500 Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500 Index.

The Trust values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2017 and did not have any transfers between levels for the six months ended March 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

characterize a portion of their distributions as a return of capital or capital gain. The Trust’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”), if any, quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

The Trust has reviewed its tax positions for the open tax years as of September 30, 2016 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2016.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the six months ended March 31, 2017, the Trust reclassified $9,667,751,218 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At March 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500 ETF Trust	$239,776,458,533	$13,604,468,399	$13,439,352,091	$165,116,308

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2017:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2017, the Adjustment Amount reduced the Trustee’s fee by $4,215,232. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,213,862 and a Trustee earnings credit of $2,001,370.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2018, so that the total operating expenses would not exceed 0.0945% per annum of the daily net asset value (“NAV”) of the Trust. The total amount of such waivers by the Trustee for the six months ended March 31, 2017 and years ended September 30, 2016, 2015 and 2014 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Note 3 — Transactions with the Trustee and Sponsor – (continued)

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the U.S. Securities and Exchange Commission, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2017 and years ended September 30, 2016, 2015, and 2014, did not exceed 0.20% per annum.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500 Index. The market values of these investments at March 31, 2017 are listed in the Schedule of Investments.

Contribution from the Trustee

On July 20, 2015, the Trustee made a cash contribution to the Trust in connection with the correction of a class action processing error.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Note 4 — Unitholder Transactions – (continued)

Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the six months ended March 31, 2017, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $121,405,404,896, $97,578,897,018, $3,323,067,335, and $2,979,102,971, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $9,667,751,218.

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

Effective June 16, 2017, SSBT will resign as Trustee of the Trust. PDR Services, LLC, as Sponsor of the Trust, has appointed State Street Global Advisors Trust Company (“SSGA TC”), a wholly-owned subsidiary of SSBT, as Trustee of the Trust, effective on June 16, 2017.

The services received, and the trustee fees paid, by the Trust will not change as a result of the change in the identity of the Trustee. SSBT will continue to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Effective May 1, 2017, State Street Global Markets, LLC, the marketing agent to the Trust, will be renamed State Street Global Advisors Funds Distributors, LLC (“SSGA FD”). An affiliate of SSGA FD may assist in the assembly of shares for the purchase of Creation Units (or upon redemptions), for which it may receive commissions or other fees.

SPDR S&P 500 ETF Trust

Other Information

March 31, 2017 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	17.00%	85.44%	104.34%
Return Based on Bid/Ask Price	17.01%	85.52%	104.22%
S&P 500 Index	17.17%	86.71%	106.27%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	17.00%	13.15%	7.41%
Return Based on Bid/Ask Price	17.01%	13.16%	7.40%
S&P 500 Index	17.17%	13.30%	7.51%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPYSAR